Pay vs Performance Disclosure $ / shares in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(1) ($)	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(1) ($)			Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income (Loss) ($)	Net Revenue(3)

2023	4,787,486	5,956,914	3,560,581	4,099,575	41.45	185.74	(26,479,000)	326,134,000
2022	9,635,989	(4,410,840)	5,348,756	(3,905,584)	29.05	116.13	(55,384,000)	260,927,000
2021	6,500,718	4,152,648	4,197,612	3,035,166	86.47	181.00	(139,080,000)	187,134,000
2020	3,831,251	1,055,951	3,226,644	2,961,808	89.74	144.02	(224,718,000)	106,006,000

Company Selected Measure Name	net revenue
Named Executive Officers, Footnote	Amounts represent compensation “actually paid” to our CEO, who was our Principal Executive Officer (“PEO”) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2023	Julia Hartz	Lanny Baker, Ted Dworkin, Vivek Sagi and Julia Taylor
2022	Julia Hartz	Lanny Baker and Vivek Sagi
2021	Julia Hartz	Lanny Baker and Vivek Sagi
2020	Julia Hartz	Lanny Baker, Vivek Sagi, Samantha Harnett and Patrick Poels

Peer Group Issuers, Footnote	For the 2023 fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P North American Technology Index (the “Peer Group”).
PEO Total Compensation Amount	$ 4,787,486	$ 9,635,989	$ 6,500,718	$ 3,831,251
PEO Actually Paid Compensation Amount	$ 5,956,914	4,410,840	4,152,648	1,055,951
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the 2023 fiscal year, as adjusted as follows:

	2023
Adjustments	PEO	Average non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,999,994)	(2,876,742)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	4,003,729	2,783,048

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	–

Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	237,429	186,642

Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	928,264	446,046

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–

Total Adjustments	1,169,428	538,994

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to:
(1) For solely service-vesting RSUs, the closing price on December 31, 2023 or, in the case of vesting dates, the closing price on the applicable vesting dates, (2) for the Revenue PSUs, the same valuation methodology as used for the service-vesting RSUs except year-end values are multiplied by a factor reflecting achievement of the probable outcome of the revenue conditions as of the measurement date (which was 0% performance for the 2022 PSUs as of December 31, 2023, and 97% performance for the 2023 PSUs, as of December 31, 2023), (3) for the Stock Price PSUs, the fair value calculated by a Monte Carlo simulation model as of December 31, 2023, which utilizes multiple input variables, including expected volatility of our share price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our share price relative to the applicable comparative index and a risk-free interest rate derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the period, and (4) for stock options, a Black Scholes value as of December 31, 2023 or vesting date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in the Company’s Annual Reports on Form 10-K for the fiscal year ended December 31, 2023 and prior fiscal years.

Non-PEO NEO Average Total Compensation Amount	$ 3,560,581	5,348,756	4,197,612	3,226,644
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,099,575	3,905,584	3,035,166	2,961,808
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the 2023 fiscal year, as adjusted as follows:

	2023
Adjustments	PEO	Average non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,999,994)	(2,876,742)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	4,003,729	2,783,048

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	–

Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	237,429	186,642

Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	928,264	446,046

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–

Total Adjustments	1,169,428	538,994

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to:
(1) For solely service-vesting RSUs, the closing price on December 31, 2023 or, in the case of vesting dates, the closing price on the applicable vesting dates, (2) for the Revenue PSUs, the same valuation methodology as used for the service-vesting RSUs except year-end values are multiplied by a factor reflecting achievement of the probable outcome of the revenue conditions as of the measurement date (which was 0% performance for the 2022 PSUs as of December 31, 2023, and 97% performance for the 2023 PSUs, as of December 31, 2023), (3) for the Stock Price PSUs, the fair value calculated by a Monte Carlo simulation model as of December 31, 2023, which utilizes multiple input variables, including expected volatility of our share price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our share price relative to the applicable comparative index and a risk-free interest rate derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the period, and (4) for stock options, a Black Scholes value as of December 31, 2023 or vesting date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in the Company’s Annual Reports on Form 10-K for the fiscal year ended December 31, 2023 and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Average NEO Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of the compensation actually paid to our other NEOs, each as set forth in the table above, and the Company’s cumulative TSR over the three-year period from 2020 through 2023.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Average NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our other NEOs, and our net income during years 2020 through 2023, each as set forth in the table above.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Average NEO Compensation Actually Paid and Net Revenue
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our other NEOs, and our Net Revenue during years 2020 through 2023, each as set forth in the table above.

Total Shareholder Return Vs Peer Group
Description of Relationship Between the Company TSR and Peer Group Index TSR
The following chart compares our cumulative TSR over the four-year period from 2020 through 2023 to that of our Peer Group over the same time period.

Total Shareholder Return Amount	$ 41.45	29.05	86.47	89.74
Peer Group Total Shareholder Return Amount	185.74	116.13	181	144.02
Net Income (Loss)	$ 26,479,000	$ 55,384,000	$ 139,080,000	$ 224,718,000
Company Selected Measure Amount | $ / shares	326,134	260,927	187,134	106,006
PEO Name	Julia Hartz
Additional 402(v) Disclosure	The Company selected net revenue as the Company-Selected Measure for 2023 because it was the most important financial performance measure (as determined by the Company) used to link compensation actually paid to our named executive officers to Company performance for the most recently completed fiscal year and it was a primary measure under the Company’s 2023 Bonus Plan for 2023.
Relationship Between Financial Performance Measures
The graphs below compare the relationship between compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, and (i) our cumulative TSR, (ii) our net income, and (iii) our net revenue, as well as the relationship between our cumulative TSR and our Peer Group TSR, in each case, for the fiscal years ended December 31, 2020, 2021, 2022 and 2023.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Given the emphasis in our executive compensation programs on long-term incentives in the form of options, RSUs and PSUs, the compensation actually paid to our NEOs for the four-year period from 2020 through 2023 is strongly aligned with our TSR performance during that period. Compensation actually paid for 2022 was significantly below the level for 2021 and negative for both our PEO and the average NEOs, in alignment with the decrease in our TSR. Compensation actually paid for 2023 significantly increased inline with our TSR improvement. Compensation actually paid is less sensitive to our net income and revenue performance due to the strong correlation between compensation actually paid and our TSR performance, which we expect will continue to have a much larger impact on compensation actually paid. Thus, even though our net income and revenues both improved over the four-year period from 2020 through 2023, compensation actually paid decreased significantly in 2022.
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023:
•Net revenue;
•Adjusted EBITDA;
•Stock Price; and
•Total tickets.
For additional details regarding our performance measures, please see the Compensation Discussion and Analysis section of this Proxy Statement.

Measure:: 1
Pay vs Performance Disclosure
Name	•Net revenue
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	•Stock Price
Measure:: 4
Pay vs Performance Disclosure
Name	•Total tickets
Equity Awards, 2022 Performance Based Restricted Stock Units [Member]
Pay vs Performance Disclosure
Equity Valuation Assumption, Achievement Of Probable Outcome Of Revenue	0.00%
Equity Awards, 2023 Performance Based Restricted Stock Units [Member]
Pay vs Performance Disclosure
Equity Valuation Assumption, Achievement Of Probable Outcome Of Revenue	97.00%
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,169,428
PEO | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,999,994
PEO | Fair Value Of Awards Granted During Applicable Fiscal Year That Remain Unvested As Of Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,003,729
PEO | Fair Value Of Awards Granted During Applicable Fiscal Year That Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Awards Granted During Prior Fiscal Year That Were Outstanding And Unvested As Of Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	237,429
PEO | Awards Granted During Prior Fiscal Year That Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	928,264
PEO | Fair Value Of Awards Granted During Prior Fiscal Year That Were Forfeited During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Incremental Fair Value Of Options/SARs Modified During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	538,994
Non-PEO NEO | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,876,742
Non-PEO NEO | Fair Value Of Awards Granted During Applicable Fiscal Year That Remain Unvested As Of Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,783,048
Non-PEO NEO | Fair Value Of Awards Granted During Applicable Fiscal Year That Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Awards Granted During Prior Fiscal Year That Were Outstanding And Unvested As Of Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	186,642
Non-PEO NEO | Awards Granted During Prior Fiscal Year That Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	446,046
Non-PEO NEO | Fair Value Of Awards Granted During Prior Fiscal Year That Were Forfeited During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Incremental Fair Value Of Options/SARs Modified During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0